Expenses Related to Continuing Operations - Schedule of Expenses Related to Continuing Operations (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Expenses by nature [abstract]
Interest expense on lease liabilities	$ 21,278	$ 26,872	$ 26,934
Bank fees	7,952	17,293	17,527
Amortisation of transaction costs			252,019
Accrual of final payment			528,819
Interest expense on bank and other loans			618,586
Finance expenses, Total	29,230	44,165	1,443,885
Wages and salaries	3,785,547	2,901,689	2,577,954
Superannuation	176,710	266,127	148,662
Share-based payments	1,904,553	2,829,689	1,308,349
Employment benefit expenses, Total	5,866,810	5,997,505	4,034,965
Plant and equipment	1,368	2,681	45,553
Right-of-use assets (rental property)	170,900	193,358	762,813
Intellectual property	984,724	913,373	892,512
Depreciation and Amortisation, Total	1,156,992	1,109,412	1,700,878
Minimum lease payments	$ 5,729	$ 5,260	$ 7,277